Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	LONE
Entity Registrant Name	Lonestar Resources US Inc.
Entity Central Index Key	0001661920
Entity Filer Category	Smaller Reporting Company